Note 22 - Subsequent Events (Details) - Subsequent Event shares in Millions	Jul. 01, 2020 USD ($) shares
Former Chairman, President, and CEO [Member]
Consulting Agreement, Payment Per Month	$ 25,000
Consulting Agreement, Period (Month)	24 months
Former Chairman, President, and CEO [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares) | shares	1.3
Former Chairman, President, and CEO [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%
Former Chairman, President, and CEO [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%
Non-employee Director [Member]
Annual Cash Retainer	$ 55,000
Annual Committee Chair Fees for Audit Committee	12,500
Annual Committee Chair Fees for Safety, Sustainability, and Technical Committee	10,000
Annual Committee Chair Fees for Nominating and Governance and Compensation Committee	7,500
Annual Committee Member Fees for Audit Committee	5,000
Annual Committee Member Fees for Safety, Sustainability, and Technical Committee	4,000
Annual Committee Member Fees for Nominating and Governance and Compensation Committee	2,500
Non-employee Director [Member] | Restricted Stock Units (RSUs) [Member]
Annual Equity Awards	75,000
Initial Equity Awards Granted	$ 50,000